FINANCE LEASE LIABILITY	6 Months Ended
Jun. 30, 2021
Other Liabilities Disclosure [Abstract]
FINANCE LEASE LIABILITY	FINANCE LEASE LIABILITY
As at June 30, 2021, the Company chartered-in seven container vessels under sale and leaseback transactions with an Asia based financial institution (December 31, 2020: seven). The seven vessels are accounted for as vessels under finance lease (refer to Note 8: Vessels under finance lease, net).

(in thousands of $)	June 30, 2021	December 31, 2020
Finance lease liability, current portion	50,025	48,887
Finance lease liability, long-term portion	498,823	524,200
	548,848	573,087

River Box was previously a wholly owned subsidiary of the Company. It holds investments in direct financing leases, through its subsidiaries, related to the 19,200 and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef which were chartered-in on a bareboat basis, each for a period of 15 years from delivery by the shipyard. The four vessels are also chartered-out for the same 15-year period on a bareboat basis to MSC, an unrelated party. On December 31, 2020, the Company sold 50.1% of the shares of River Box to a subsidiary of Hemen, a related party. Following the sale of River Box, finance lease liabilities of $464.7 million was derecognized from the consolidated financial statements of the Company on December 31, 2020, in relation to the four vessels. Refer to Note 10: Investment in Associated Companies.
Interest incurred on the finance lease liability in the six months ended June 30, 2021 was $13.1 million (six months ended June 30, 2020: $30.1 million).